INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investments in available-for-sale securities

(in thousands of $)	2013	2012
Golar Partners (see note 5)	267,352	352,861
GasLog	—	173
	267,352	353,034